UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT

COMPANIES

Investment Company Act File Number 811-22578

Vericimetry Funds

(Exact name of registrant as specified in charter)

1968 N. Lake Avenue, #303

Altadena, CA 91001

(Address of principal executive offices) (Zip code)

Dr. Mendel Fygenson

Vericimetry Advisors LLC

1968 N. Lake Avenue, #303

Altadena, CA 91001

(Name and address of agent for service)

Registrant's telephone number, including area code: (805) 570-1086

Date of fiscal year end: September 30

Date of reporting period: March 31, 2022

Item 1. Reports to Stockholders.

(a) The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Vericimetry U.S. Small Cap Value Fund

Semi-Annual Report

March 31, 2022

Vericimetry Funds

TABLE OF CONTENTS
March 31, 2022

Letter to Shareholders	1
Schedule of Investments	2
Financial Statements	13
Financial Highlights	16
Notes to Financial Statements	17
Expense Example	23
Other Information	24

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Except for historical information, the matters discussed in this report may constitute forward-looking statements. These include any predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the Fund in the current prospectus, other factors bearing on these statements include the accuracy of the Adviser’s forecasts and predictions, and the appropriateness of the investment programs designed by the Adviser to implement its strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Fund to differ materially as compared to applicable benchmarks.

Vericimetry Funds

Letter to Shareholders

As of March 31, 2022 (Unaudited)

Dear Shareholders,

We are pleased to present the enclosed annual report for the Vericimetry U.S. Small Cap Value Fund (the “Fund”) for the period ended March 31, 2022.

Vericimetry Advisors, LLC (the “Adviser”) is an academically based, quantitatively structured investment adviser. We provide a selected group of elite financial advisors access to an enhanced strategy for a well-defined asset class with a predetermined benchmark. The Fund’s objective is to achieve long-term capital appreciation through its principal investment strategies of investing in U.S. small capitalization and value securities.

The Fund invests in a wide and diverse universe of U.S. small capitalization value stocks using a structured quantitative investment approach based on a set of well-defined fundamental characteristics that historically has shown to deliver the risk-premiums in U.S. small and value equities. Given our capacity advantage, we employ a multi-factor approach to identify value securities. To this end, securities considered for the Fund must pass a “value screen” which combines factors such as book-to-market, price-to-earnings, price- to-sales or price-to-operating cash flow.1

In an effort to enhance net returns to the investor, we implement disciplined and patient trading strategies. The Fund is managed with the intent of maintaining competitive management fees and low transactions costs, expenses and turnover in an effort to enhance net returns to the investor. We are committed to limiting the growth of the Fund’s assets under management once it reaches its optimal capacity.

We thank you for your investment in the Vericimetry U.S. Small Cap Value Fund and for the confidence and trust you place in Vericimetry’s investment team.

Sincerely,

Dr. Mendel Fygenson
Chief Executive Officer

Economic, political, and issuer specific events may cause the value of securities to rise or fall. Because the value of your investment in the Fund will fluctuate, there is the risk that you will lose money. Securities of small and microcap companies are often less liquid, more volatile and they may have more limited resources. Value stocks may perform differently from the market as a whole and may underperform equity funds that use other investment strategies. The investment strategies, practices and risk analysis used by the Adviser may not produce the desired results.

[1]

Book-to-market is the value ratio of a company’s book value to its market value. Price-to-earnings, price-to-sales and price-to-operating cash flow ratios are the value of a company’s share price compared to its previous twelve months earnings per share, sales per share or operating cash flow per share, respectively.

Vericimetry U.S. Small Cap Value Fund

Schedule of Investments

As of March 31, 2022 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 93.5%
BASIC MATERIALS — 7.5%
AdvanSix, Inc.	8,462	$432,324
Alcoa Corp.	31,220	2,810,737
Allegheny Technologies, Inc.*	21,170	568,203
American Vanguard Corp.	8,755	177,902
Arconic Corp.*	772	19,779
Ashland Global Holdings, Inc.	510	50,189
Cabot Corp.	4,230	289,374
Carpenter Technology Corp.	5,770	242,225
Century Aluminum Co.*	6,725	176,935
Chemours Co.	5,138	161,744
Clearwater Paper Corp.*	1,740	48,772
Cleveland-Cliffs, Inc.*	12,581	405,234
Coeur Mining, Inc.*	7,980	35,511
Commercial Metals Co.	24,280	1,010,534
Ecovyst, Inc.	6,340	73,290
Element Solutions, Inc.	50,030	1,095,657
Energy Fuels, Inc./Canada*	1,580	14,457
Friedman Industries, Inc.	2,150	18,941
Gatos Silver, Inc.*	9,220	39,830
Glatfelter Corp.	6,270	77,623
H.B. Fuller Co.	2,120	140,068
Hawkins, Inc.	2,240	102,816
Hecla Mining Co.	65,388	429,599
Huntsman Corp.	8,447	316,847
Innospec, Inc.	940	86,997
Intrepid Potash, Inc.*	3,850	316,239
Kaiser Aluminum Corp.	1,653	155,646
Kronos Worldwide, Inc.	3,220	49,974
Mercer International, Inc.	15,790	220,270
Minerals Technologies, Inc.	3,800	251,370
Nexa Resources S.A.	4,030	37,640
Olin Corp.	22,250	1,163,230
Rayonier Advanced Materials, Inc.*	9,605	63,105
Resolute Forest Products, Inc.	12,820	165,506
Royal Gold, Inc.	1,010	142,693
Schnitzer Steel Industries, Inc. - Class A	6,436	334,286
Stepan Co.	1,390	137,346
Trinseo PLC	1,100	52,712
Tronox Holdings PLC	17,190	340,190
Unifi, Inc.*	2,457	44,472
United States Steel Corp.	32,165	1,213,907
Universal Stainless & Alloy Products, Inc.*	1,995	17,317
Valhi, Inc.	1,320	38,689
		13,570,180

	Number of Shares	Value
COMMON STOCKS (Continued)
COMMUNICATIONS — 2.0%
ADTRAN, Inc.	1,230	$22,694
AMC Networks, Inc. - Class A*	640	26,003
ATN International, Inc.	1,449	57,786
Audacy, Inc.*	11,920	34,449
Cars.com, Inc.*	8,445	121,861
Clearfield, Inc.*	602	39,262
Consolidated Communications Holdings, Inc.*	6,720	39,648
DHI Group, Inc.*	5,380	32,011
EchoStar Corp. - Class A*	2,830	68,882
Entravision Communications Corp. - Class A	8,045	51,569
ePlus, Inc.*	1,860	104,272
EW Scripps Co. - Class A*	14,826	308,233
Fluent, Inc.*	36,930	76,814
Gannett Co., Inc.*	10,064	45,389
Gray Television, Inc.	20,260	447,138
Houghton Mifflin Harcourt Co.*	13,270	278,803
InterDigital, Inc.	650	41,470
Iridium Communications, Inc.*	5,660	228,211
IZEA Worldwide, Inc.*	20,920	34,727
Liberty Latin America Ltd. - Class A*	4,410	42,777
Maxar Technologies, Inc.	9,390	370,529
NETGEAR, Inc.*	1,330	32,824
Preformed Line Products Co.	310	19,660
Saga Communications, Inc. - Class A	1,430	32,676
Salem Media Group, Inc.*	8,810	29,866
Scholastic Corp.	8,690	350,033
Spok Holdings, Inc.	3,560	28,409
TEGNA, Inc.	7,480	167,552
Telephone and Data Systems, Inc.	5,050	95,344
Townsquare Media, Inc. - Class A*	2,500	31,975
United States Cellular Corp.*	2,350	71,041
Urban One, Inc.*	12,380	77,375
Value Line, Inc.	840	56,280
Viasat, Inc.*	2,153	105,066
		3,570,629
CONSUMER, CYCLICAL — 14.3%
Abercrombie & Fitch Co. - Class A*	14,155	452,818
Academy Sports & Outdoors, Inc.	987	38,888
Acushnet Holdings Corp.	1,395	56,163
Adient PLC*	1,330	54,224
Alaska Air Group, Inc.*	3,107	180,237
Allegiant Travel Co.*	685	111,237
A-Mark Precious Metals, Inc.	1,520	117,557
American Axle & Manufacturing Holdings, Inc.*	5,820	45,163
American Eagle Outfitters, Inc.	2,707	45,478

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)
As of March 31, 2022 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER, CYCLICAL (Continued)
America’s Car-Mart, Inc.*	430	$34,641
Asbury Automotive Group, Inc.*	1,715	274,743
AutoNation, Inc.*	8,479	844,339
Avient Corp.	2,360	113,280
Bassett Furniture Industries, Inc.	2,160	35,770
Beacon Roofing Supply, Inc.*	12,000	711,360
Beazer Homes USA, Inc.*	2,840	43,225
Bed Bath & Beyond, Inc.*	12,984	292,530
Big Lots, Inc.	3,800	131,480
BJ’s Wholesale Club Holdings, Inc.*	425	28,734
Bloomin’ Brands, Inc.	5,150	112,991
Blue Bird Corp.*	1,370	25,783
Bluegreen Vacations Holding Corp.*	2,740	81,022
BlueLinx Holdings, Inc.*	1,350	97,038
Boot Barn Holdings, Inc.*	650	61,614
Boyd Gaming Corp.	2,465	162,148
Brinker International, Inc.*	2,480	94,637
Buckle, Inc.	1,320	43,613
Build-A-Bear Workshop, Inc.	2,970	54,292
Caleres, Inc.	8,770	169,524
Capri Holdings Ltd.*	4,200	215,838
Cato Corp. - Class A	4,340	63,624
Century Casinos, Inc.*	2,910	34,775
Century Communities, Inc.	7,947	425,721
Cheesecake Factory, Inc.*	2,020	80,376
Chico’s FAS, Inc.*	6,910	33,168
Chuy’s Holdings, Inc.*	3,000	81,000
Cinemark Holdings, Inc.*	4,210	72,749
Clean Energy Fuels Corp.*	13,550	107,587
Conn’s, Inc.*	5,870	90,457
Container Store Group, Inc.*	2,930	23,938
Cracker Barrel Old Country Store, Inc.	270	32,057
Dana, Inc.	11,780	206,975
Dave & Buster’s Entertainment, Inc.*	3,964	194,632
Delta Apparel, Inc.*	1,180	35,152
Designer Brands, Inc. - Class A*	1,965	26,547
Dick’s Sporting Goods, Inc.	3,030	303,061
Dillard’s, Inc. - Class A	5,040	1,352,686
Ethan Allen Interiors, Inc.	9,120	237,758
Everi Holdings, Inc.*	2,570	53,970
Express, Inc.*	8,290	29,512
Foot Locker, Inc.	11,770	349,098
Forestar Group, Inc.*	1,770	31,435
Fossil Group, Inc.*	8,247	79,501
Full House Resorts, Inc.*	1,920	18,451
Genesco, Inc.*	2,830	180,016
G-III Apparel Group Ltd.*	13,130	355,166

	Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER, CYCLICAL (Continued)
GMS, Inc.*	9,090	$452,409
Golden Entertainment, Inc.*	2,180	126,593
Goodyear Tire & Rubber Co.*	37,416	534,675
Green Brick Partners, Inc.*	3,298	65,168
Group 1 Automotive, Inc.	4,685	786,284
Guess?, Inc.	8,070	176,329
H&E Equipment Services, Inc.	5,545	241,318
Hamilton Beach Brands Holding Co. - Class A	2,891	33,622
Haverty Furniture Cos., Inc.	1,060	29,065
Hawaiian Holdings, Inc.*	1,952	38,454
Hibbett, Inc.	1,290	57,199
Hilton Grand Vacations, Inc.*	1,355	70,474
HNI Corp.	840	31,122
Hovnanian Enterprises, Inc. - Class A*	260	15,366
Interface, Inc.	3,350	45,460
International Game Technology PLC	890	21,965
Jerash Holdings US, Inc.	3,910	25,102
JetBlue Airways Corp.*	5,002	74,780
Johnson Outdoors, Inc. - Class A	1,010	78,507
KAR Auction Services, Inc.*	3,290	59,385
KB Home	2,910	94,226
Kohl’s Corp.	2,870	173,520
Kontoor Brands, Inc.	630	26,051
Landsea Homes Corp.*	7,450	63,698
La-Z-Boy, Inc.	4,160	109,699
LGI Homes, Inc.*	190	18,559
Lifetime Brands, Inc.	2,090	26,836
M/I Homes, Inc.*	5,045	223,746
Macy’s, Inc.	21,990	535,676
Malibu Boats, Inc. - Class A*	490	28,425
Manitex International, Inc.*	4,040	29,411
Marcus Corp.*	1,660	29,382
MarineMax, Inc.*	3,730	150,170
Marriott Vacations Worldwide Corp.	2,410	380,057
MDC Holdings, Inc.	7,813	295,644
Meritage Homes Corp.*	6,446	510,717
Methode Electronics, Inc.	2,060	89,095
Miller Industries, Inc.	2,765	77,862
Monarch Casino & Resort, Inc.*	240	20,935
Motorcar Parts of America, Inc.*	4,900	87,367
Movado Group, Inc.	3,960	154,638
Murphy USA, Inc.	990	197,960
Nordstrom, Inc.	5,271	142,897
Nu Skin Enterprises, Inc. - Class A	1,000	47,880
ODP Corp.*	10,580	484,881
Oxford Industries, Inc.	1,680	152,040

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)
As of March 31, 2022 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER, CYCLICAL (Continued)
PC Connection, Inc.	4,362	$228,525
Penske Automotive Group, Inc.	9,190	861,287
Playa Hotels & Resorts N.V.*	4,860	42,039
PriceSmart, Inc.	1,450	114,362
PVH Corp.	1,230	94,230
RCI Hospitality Holdings, Inc.	840	51,626
Red Robin Gourmet Burgers, Inc.*	2,340	39,452
Red Rock Resorts, Inc. - Class A	2,012	97,703
Reservoir Media, Inc.*	9,280	91,222
Resideo Technologies, Inc.*	12,370	294,777
REV Group, Inc.	6,480	86,832
Rocky Brands, Inc.	1,710	71,119
Rush Enterprises, Inc. - Class A	9,615	489,500
Rush Enterprises, Inc. - Class B	3,875	187,356
Ruth’s Hospitality Group, Inc.	3,800	86,944
ScanSource, Inc.*	4,620	160,730
Shoe Carnival, Inc.	5,230	152,507
Shyft Group, Inc.	1,507	54,418
Signet Jewelers Ltd.	4,785	347,869
Skechers USA, Inc. - Class A*	2,660	108,422
SkyWest, Inc.*	11,555	333,362
Sonic Automotive, Inc. - Class A	4,560	193,846
Spirit Airlines, Inc.*	4,210	92,073
Standard Motor Products, Inc.	800	34,512
Steelcase, Inc. - Class A	6,145	73,433
Steven Madden Ltd.	1,420	54,869
Tapestry, Inc.	1,230	45,695
Taylor Morrison Home Corp.*	17,833	485,414
Thor Industries, Inc.	340	26,758
Tilly’s, Inc. - Class A	5,000	46,800
Titan International, Inc.*	10,840	159,673
Titan Machinery, Inc.*	6,120	172,951
TravelCenters of America, Inc.*	2,540	109,118
Tri Pointe Homes, Inc.*	23,150	464,852
UniFirst Corp.	600	110,568
Univar Solutions, Inc.*	9,530	306,294
Urban Outfitters, Inc.*	5,130	128,814
Vera Bradley, Inc.*	1,890	14,496
Veritiv Corp.*	4,720	630,545
Vista Outdoor, Inc.*	9,397	335,379
VOXX International Corp.*	2,600	25,922
VSE Corp.	1,160	53,464
Wabash National Corp.	11,380	168,879
WESCO International, Inc.*	9,838	1,280,317
Winnebago Industries, Inc.	740	39,982

	Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER, CYCLICAL (Continued)
World Fuel Services Corp.	7,910	$213,886
Zumiez, Inc.*	6,100	233,081
		25,840,331
CONSUMER, NON-CYCLICAL — 9.8%
Aaron’s Co., Inc.	4,240	85,139
ABM Industries, Inc.	12,515	576,191
Acadia Healthcare Co., Inc.*	16,595	1,087,470
ACCO Brands Corp.	17,790	142,320
Adtalem Global Education, Inc.*	10,740	319,085
American Public Education, Inc.*	2,715	57,667
Andersons, Inc.	8,720	438,267
AngioDynamics, Inc.*	6,650	143,241
API Group Corp.*	1,140	23,974
ASGN, Inc.*	270	31,512
Avanos Medical, Inc.*	810	27,135
Avis Budget Group, Inc.*	165	43,444
Beachbody Co., Inc.*	14,980	34,005
BrightView Holdings, Inc.*	2,580	35,114
Brookdale Senior Living, Inc.*	30,540	215,307
Cal-Maine Foods, Inc.	900	49,698
Carriage Services, Inc.	3,460	184,522
CBIZ, Inc.*	12,740	534,698
Central Garden & Pet Co. - Class A*	6,130	249,981
Chegg, Inc.*	4,697	170,407
Covetrus, Inc.*	870	14,607
CRA International, Inc.	1,660	139,872
Cross Country Healthcare, Inc.*	2,520	54,608
Darling Ingredients, Inc.*	5,368	431,480
Edgewell Personal Care Co.	5,080	186,284
Ennis, Inc.	4,250	78,497
Ensign Group, Inc.	920	82,809
Farmer Bros Co.*	10,330	73,550
FONAR Corp.*	1,120	20,776
Fresh Del Monte Produce, Inc.	6,750	174,892
FTI Consulting, Inc.*	1,490	234,258
Graham Holdings Co. - Class B	480	293,506
Grand Canyon Education, Inc.*	1,040	100,994
Grocery Outlet Holding Corp.*	1,070	35,075
Haemonetics Corp.*	971	61,387
Heidrick & Struggles International, Inc.	3,730	147,633
Herc Holdings, Inc.	4,953	827,597
Hostess Brands, Inc.*	21,510	471,929
Huron Consulting Group, Inc.*	740	33,899
I3 Verticals, Inc. - Class A*	3,150	87,759
ICF International, Inc.	3,393	319,417
Information Services Group, Inc.	2,835	19,306
Ingles Markets, Inc. - Class A	4,105	365,550

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)
As of March 31, 2022 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER, NON-CYCLICAL (Continued)
Innoviva, Inc.*	2,260	$43,731
Insperity, Inc.	590	59,248
Integer Holdings Corp.*	4,160	335,171
Kelly Services, Inc. - Class A	5,800	125,802
Korn Ferry	7,665	497,765
Landec Corp.*	5,480	63,458
Laureate Education, Inc.	9,280	109,968
Lifeway Foods, Inc.*	6,780	48,952
Lincoln Educational Services Corp.*	3,480	24,882
LivaNova PLC*	370	30,277
ManpowerGroup, Inc.	990	92,981
MEDNAX, Inc.*	6,493	152,456
Meridian Bioscience, Inc.*	3,450	89,562
MoneyGram International, Inc.*	2,250	23,760
Myriad Genetics, Inc.*	1,490	37,548
National HealthCare Corp.	1,750	122,902
Natural Grocers by Vitamin Cottage, Inc.	3,810	74,676
Novo Integrated Sciences, Inc.*	5,210	12,035
Orthofix Medical, Inc.*	1,060	34,662
Oscar Health, Inc.*	4,048	40,359
Owens & Minor, Inc.	10,640	468,373
Patterson Cos., Inc.	4,765	154,243
Perdoceo Education Corp.*	16,440	188,731
Premier, Inc. - Class A	1,320	46,979
Prestige Consumer Healthcare, Inc.*	7,195	380,903
Quad/Graphics, Inc.*	23,740	164,756
Quanex Building Products Corp.	9,245	194,053
RCM Technologies, Inc.*	5,030	49,596
Sanderson Farms, Inc.	370	69,371
Select Medical Holdings Corp.	2,524	60,551
Seneca Foods Corp. - Class A*	1,510	77,825
Simply Good Foods Co.*	860	32,637
SpartanNash Co.	10,750	354,642
Spectrum Brands Holdings, Inc.	3,080	273,258
Sprouts Farmers Market, Inc.*	1,680	53,726
Strategic Education, Inc.	570	37,837
Stride, Inc.*	8,575	311,530
Supernus Pharmaceuticals, Inc.*	2,100	67,872
Surgery Partners, Inc.*	415	22,846
Textainer Group Holdings Ltd.	9,985	380,129
Tivity Health, Inc.*	3,130	100,692
Tootsie Roll Industries, Inc.	464	16,204
TreeHouse Foods, Inc.*	730	23,550
Triton International Ltd.	16,945	1,189,200
TrueBlue, Inc.*	5,630	162,651
U.S. Physical Therapy, Inc.	350	34,807
United Natural Foods, Inc.*	18,100	748,435

	Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER, NON-CYCLICAL (Continued)
Universal Corp.	400	$23,228
Varex Imaging Corp.*	2,920	62,167
Viad Corp.*	1,590	56,668
Village Super Market, Inc. - Class A	2,780	68,110
Weis Markets, Inc.	6,769	483,442
WillScot Mobile Mini Holdings Corp.*	16,184	633,280
		17,717,349
ENERGY — 15.8%
Adams Resources & Energy, Inc.	1,570	60,429
Alpha Metallurgical Resources, Inc.*	3,654	482,182
Alto Ingredients, Inc.*	6,400	43,648
Amplify Energy Corp.*	17,515	96,333
Antero Midstream Corp.	3,410	37,067
Antero Resources Corp.*	52,577	1,605,176
APA Corp.	4,350	179,786
Arch Resources, Inc.	3,115	427,939
Archrock, Inc.	28,440	262,501
Berry Corp.	6,865	70,847
Brigham Minerals, Inc. - Class A	740	18,907
Bristow Group, Inc.*	1,775	65,817
Callon Petroleum Co.*	3,933	232,362
Centennial Resource Development, Inc. - Class A*	34,945	282,006
ChampionX Corp.*	4,550	111,384
Chesapeake Energy Corp.	2,750	239,250
Civitas Resources, Inc.	7,789	465,081
Cleanspark, Inc.*	2,910	35,997
CNX Resources Corp.*	48,771	1,010,535
Comstock Resources, Inc.*	34,980	456,489
CONSOL Energy, Inc.*	10,256	385,933
Coterra Energy, Inc.	1,392	37,542
CVR Energy, Inc.	11,879	303,390
Delek U.S. Holdings, Inc.*	6,203	131,628
Devon Energy Corp.	12,100	715,473
Diamondback Energy, Inc.	3,387	464,290
Dril-Quip, Inc.*	4,640	173,304
EnLink Midstream LLC	63,482	612,601
EQT Corp.	30,404	1,046,202
Equitrans Midstream Corp.	4,185	35,321
Falcon Minerals Corp.	5,710	38,485
FutureFuel Corp.	7,860	76,478
Gran Tierra Energy, Inc.*	27,860	43,740
Green Plains, Inc.*	5,450	169,005
Hallador Energy Co.*	29,610	103,635
Helix Energy Solutions Group, Inc.*	20,080	95,982
Helmerich & Payne, Inc.	17,250	737,955
HF Sinclair Corp.	3,625	144,456

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)
As of March 31, 2022 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
ENERGY (Continued)
Kosmos Energy Ltd.*	27,430	$197,222
Laredo Petroleum, Inc.*	1,905	150,762
Liberty Oilfield Services, Inc. - Class A*	2,370	35,123
Mammoth Energy Services, Inc.*	13,410	28,563
Matador Resources Co.	26,730	1,416,155
Matrix Service Co.*	3,270	26,879
MRC Global, Inc.*	11,370	135,417
Murphy Oil Corp.	33,725	1,362,153
Nabors Industries Ltd.*	2,941	449,150
NACCO Industries, Inc. - Class A	2,410	94,520
NCS Multistage Holdings, Inc.*	377	18,873
Newpark Resources, Inc.*	8,555	31,311
NextDecade Corp.*	9,430	62,427
NexTier Oilfield Solutions, Inc.*	10,100	93,324
Northern Oil and Gas, Inc.	6,735	189,860
NOV, Inc.	9,750	191,197
NOW, Inc.*	13,625	150,284
Oasis Petroleum, Inc.	550	80,465
Oceaneering International, Inc.*	21,950	332,762
Oil States International, Inc.*	6,635	46,113
Ovintiv, Inc.	4,350	235,204
Patterson-UTI Energy, Inc.	45,954	711,368
PBF Energy, Inc. - Class A*	28,431	692,863
PDC Energy, Inc.	24,853	1,806,316
Peabody Energy Corp.*	20,893	512,505
Pioneer Natural Resources Co.	908	227,027
ProPetro Holding Corp.*	21,130	294,341
Ramaco Resources, Inc.	3,895	61,541
Range Resources Corp.*	38,823	1,179,443
Ranger Energy Services, Inc.*	2,000	20,500
Ranger Oil Corp. - Class A*	2,745	94,785
Renewable Energy Group, Inc.*	6,620	401,503
REX American Resources Corp.*	478	47,609
Ring Energy, Inc.*	13,990	53,442
RPC, Inc.*	28,290	301,854
SandRidge Energy, Inc.*	5,530	88,591
Select Energy Services, Inc. - Class A*	4,690	40,193
SilverBow Resources, Inc.*	5,380	172,160
SM Energy Co.	27,718	1,079,616
Solaris Oilfield Infrastructure, Inc. - Class A	11,480	129,609
Southwestern Energy Co.*	109,990	788,628
SunCoke Energy, Inc.	27,770	247,431
Talos Energy, Inc.*	14,268	225,292
Targa Resources Corp.	6,510	491,310
TETRA Technologies, Inc.*	29,470	121,122
Transocean Ltd.*	50,725	231,813
Trecora Resources*	3,240	27,410

	Number of Shares	Value
COMMON STOCKS (Continued)
ENERGY (Continued)
U.S. Silica Holdings, Inc.*	17,625	$328,882
VAALCO Energy, Inc.	11,730	76,597
Valaris Ltd.*	2,370	123,169
Warrior Met Coal, Inc.	13,495	500,799
Whiting Petroleum Corp.	9,790	797,983
		28,702,622
FINANCIAL — 25.6%
1st Source Corp.	4,412	204,055
Air Lease Corp.	18,764	837,813
Allegiance Bancshares, Inc.	1,540	68,807
Alliance Data Systems Corp.	750	42,113
Amalgamated Financial Corp.	4,710	84,639
Ambac Financial Group, Inc.*	4,100	42,640
Amerant Bancorp, Inc.	4,490	141,839
American Equity Investment Life Holding Co.	26,725	1,066,595
American National Bankshares, Inc.	1,050	39,564
American National Group, Inc.	1,750	330,907
Ameris Bancorp	2,705	118,695
Argo Group International Holdings Ltd.	5,128	211,684
Associated Banc-Corp	17,403	396,092
Assured Guaranty Ltd.	4,425	281,695
Atlantic Union Bankshares Corp.	13,653	500,929
Atlanticus Holdings Corp.*	760	39,360
Axis Capital Holdings Ltd.	5,980	361,611
Axos Financial, Inc.*	6,540	303,391
B Riley Financial, Inc.	1,440	100,742
Banc of California, Inc.	11,460	221,866
BancFirst Corp.	994	82,711
Bancorp, Inc.*	7,787	220,606
Bank of NT Butterfield & Son Ltd.	910	32,651
Bank OZK	11,140	475,678
BankFinancial Corp.	3,130	32,427
BankUnited, Inc.	10,020	440,479
Bankwell Financial Group, Inc.	515	17,422
Banner Corp.	6,480	379,274
Bar Harbor Bankshares	1,200	34,344
BBX Capital, Inc.*	2,120	20,734
BCB Bancorp, Inc.	3,960	72,270
Berkshire Hills Bancorp, Inc.	8,586	248,736
Blucora, Inc.*	3,710	72,531
Bridgewater Bancshares, Inc.*	1,870	31,192
Brighthouse Financial, Inc.*	5,471	282,632
Brightsphere Investment Group, Inc.	1,110	26,918
Brookline Bancorp, Inc.	11,665	184,540
Business First Bancshares, Inc.	1,650	40,145
Byline Bancorp, Inc.	4,790	127,797

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)
As of March 31, 2022 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIAL (Continued)
Cadence Bank	14,881	$435,418
Camden National Corp.	691	32,505
Carter Bankshares, Inc.*	2,560	44,467
Cathay General Bancorp	8,740	391,115
Central Pacific Financial Corp.	6,350	177,165
Central Valley Community Bancorp	1,800	42,030
Citizens Community Bancorp, Inc.	1,890	28,558
City Holding Co.	1,219	95,935
CNB Financial Corp.	1,210	31,847
CNO Financial Group, Inc.	35,850	899,476
Columbia Banking System, Inc.	3,430	110,686
Community Bank System, Inc.	2,342	164,291
Community Trust Bancorp, Inc.	1,470	60,564
ConnectOne Bancorp, Inc.	6,500	208,065
Consumer Portfolio Services, Inc.*	5,280	53,645
Cowen, Inc. - Class A	5,080	137,668
CrossFirst Bankshares, Inc.*	2,480	39,085
Customers Bancorp, Inc.*	10,070	525,050
CVB Financial Corp.	9,500	220,495
Diamond Hill Investment Group, Inc.	210	39,333
Dime Community Bancshares, Inc.	5,499	190,100
Donegal Group, Inc. - Class A	1,421	19,056
Eagle Bancorp, Inc.	1,897	108,148
Employers Holdings, Inc.	4,030	165,311
Encore Capital Group, Inc.*	4,470	280,403
Enova International, Inc.*	3,735	141,818
Enstar Group Ltd.*	730	190,640
Enterprise Bancorp, Inc.	770	30,892
Enterprise Financial Services Corp.	1,423	67,322
Equity Bancshares, Inc. - Class A	750	24,233
Essent Group Ltd.	1,297	53,449
EZCORP, Inc. - Class A*	5,520	33,341
FB Financial Corp.	672	29,850
Federal Agricultural Mortgage Corp. - Class C	1,238	134,298
Federated Hermes, Inc.	973	33,140
Financial Institutions, Inc.	4,410	132,873
First BanCorp/Puerto Rico	70,090	919,581
First Bancorp/Southern Pines NC	2,604	108,769
First Bancshares, Inc.	566	19,052
First Bank/Hamilton NJ	2,360	33,559
First Busey Corp.	5,489	139,091
First Business Financial Services, Inc.	1,320	43,309
First Citizens BancShares, Inc. - Class A	168	111,821
First Commonwealth Financial Corp.	20,070	304,261
First Community Bankshares, Inc.	1,030	29,056
First Financial Bancorp	15,743	362,876

	Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIAL (Continued)
First Financial Bankshares, Inc.	3,903	$172,200
First Financial Corp.	1,311	56,740
First Financial Northwest, Inc.	2,600	44,486
First Foundation, Inc.	1,660	40,321
First Horizon Corp.	19,892	467,263
First Internet Bancorp	1,790	76,988
First Interstate BancSystem, Inc. - Class A	10,476	385,203
First Merchants Corp.	3,710	154,336
First Mid Bancshares, Inc.	732	28,175
First United Corp.	840	18,925
Flagstar Bancorp, Inc.	13,170	558,408
Flushing Financial Corp.	5,360	119,796
FNB Corp.	25,307	315,072
FRP Holdings, Inc.*	500	28,900
Fulton Financial Corp.	37,840	628,901
Genworth Financial, Inc. - Class A*	67,075	253,544
Glacier Bancorp, Inc.	3,330	167,432
Global Indemnity Group LLC - Class A	1,800	46,962
Great Southern Bancorp, Inc.	1,025	60,485
Greenhill & Co., Inc.	1,310	20,266
Hancock Whitney Corp.	12,610	657,611
Hanmi Financial Corp.	9,080	223,459
Hanover Insurance Group, Inc.	1,000	149,520
HarborOne Bancorp, Inc.	1,720	24,114
Heartland Financial USA, Inc.	2,500	119,575
Heritage Commerce Corp.	3,320	37,350
Heritage Financial Corp.	1,618	40,547
Heritage Insurance Holdings, Inc.	8,110	57,905
Hilltop Holdings, Inc.	12,497	367,412
Home Bancorp, Inc.	940	38,343
HomeStreet, Inc.	5,890	279,068
HomeTrust Bancshares, Inc.	1,340	39,570
Hope Bancorp, Inc.	15,937	256,267
Horace Mann Educators Corp.	9,741	407,466
Horizon Bancorp, Inc.	3,071	57,336
Howard Hughes Corp.*	1,695	175,619
Huntington Bancshares, Inc.	5,554	81,199
Independent Bank Corp.	1,395	113,958
Independent Bank Group, Inc.	7,595	540,460
International Bancshares Corp.	13,840	584,186
Invesco Ltd.	5,610	129,367
Investors Bancorp, Inc.	16,430	245,300
Janus Henderson Group PLC	5,055	177,026
Kearny Financial Corp.	12,332	158,836
Kemper Corp.	2,931	165,719
Lakeland Bancorp, Inc.	9,005	150,384
Lakeland Financial Corp.	2,175	158,775

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)
As of March 31, 2022 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIAL (Continued)
Legacy Housing Corp.*	955	$20,494
LPL Financial Holdings, Inc.	540	98,647
Luther Burbank Corp.	2,570	34,155
Marcus & Millichap, Inc.	1,880	99,038
MBIA, Inc.*	3,030	46,632
McGrath RentCorp	3,135	266,412
Mercantile Bank Corp.	1,560	55,255
Merchants Bancorp	3,640	99,663
Meridian Corp.	1,190	38,187
Meta Financial Group, Inc.	6,305	346,271
Metropolitan Bank Holding Corp.*	1,130	115,000
MGIC Investment Corp.	6,535	88,549
Middlefield Banc Corp.	1,400	34,748
Midland States Bancorp, Inc.	5,940	171,428
MidWestOne Financial Group, Inc.	1,400	46,340
Mr Cooper Group, Inc.*	13,592	620,747
National Bank Holdings Corp. - Class A	1,180	47,530
National Western Life Group, Inc. - Class A	380	79,952
Navient Corp.	35,220	600,149
NBT Bancorp, Inc.	1,180	42,633
Nelnet, Inc. - Class A	6,910	587,281
Newmark Group, Inc. - Class A	30,710	488,903
Nicolet Bankshares, Inc.*	697	65,218
NMI Holdings, Inc. - Class A*	8,065	166,300
Northeast Bank	1,190	40,591
Northfield Bancorp, Inc.	3,400	48,824
Northrim BanCorp, Inc.	1,860	81,040
Northwest Bancshares, Inc.	18,541	250,489
Norwood Financial Corp.	960	27,446
OceanFirst Financial Corp.	7,478	150,308
OFG Bancorp	11,370	302,897
Old National Bancorp	47,456	777,329
Old Second Bancorp, Inc.	1,560	22,636
OneMain Holdings, Inc.	2,060	97,665
OP Bancorp	5,610	77,699
Oppenheimer Holdings, Inc. - Class A	2,160	94,133
Pacific Premier Bancorp, Inc.	15,980	564,893
PacWest Bancorp	4,820	207,887
PCB Bancorp	1,150	26,393
Peapack-Gladstone Financial Corp.	3,435	119,366
PennyMac Financial Services, Inc.	1,730	92,036
Peoples Bancorp, Inc.	4,336	135,760
Peoples Financial Services Corp.	780	39,374
Pinnacle Financial Partners, Inc.	3,943	363,071
Piper Sandler Cos.	2,345	307,781
Popular, Inc.	10,360	846,826
PRA Group, Inc.*	3,015	135,916

	Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIAL (Continued)
Preferred Bank/Los Angeles CA	3,550	$263,020
Premier Financial Corp.	3,094	93,841
Primerica, Inc.	610	83,460
Primis Financial Corp.	2,444	34,167
ProAssurance Corp.	6,635	178,349
Provident Bancorp, Inc.	3,320	53,850
Provident Financial Holdings, Inc.	2,380	39,365
Provident Financial Services, Inc.	20,260	474,084
QCR Holdings, Inc.	610	34,520
Radian Group, Inc.	2,230	49,528
RBB Bancorp	1,530	35,940
RE/MAX Holdings, Inc. - Class A	2,350	65,166
Realogy Holdings Corp.*	25,420	398,586
Regional Management Corp.	2,480	120,454
RenaissanceRe Holdings Ltd.	330	52,308
Renasant Corp.	9,703	324,565
Republic Bancorp, Inc. - Class A	1,110	49,883
Republic First Bancorp, Inc.*	11,580	59,753
Riverview Bancorp, Inc.	5,078	38,339
RLI Corp.	360	39,827
S&T Bancorp, Inc.	1,146	33,899
Safety Insurance Group, Inc.	1,280	116,288
Sandy Spring Bancorp, Inc.	4,031	181,073
Seacoast Banking Corp. of Florida	4,485	157,065
Selective Insurance Group, Inc.	2,668	238,412
ServisFirst Bancshares, Inc.	890	84,808
Sierra Bancorp	3,400	84,932
Simmons First National Corp. - Class A	15,604	409,137
SiriusPoint Ltd.*	4,350	32,538
Southern Missouri Bancorp, Inc.	980	48,951
Southside Bancshares, Inc.	2,866	117,019
SouthState Corp.	4,809	392,399
Spirit of Texas Bancshares, Inc.	1,980	52,034
Stewart Information Services Corp.	2,450	148,495
Stifel Financial Corp.	7,110	482,769
Stock Yards Bancorp, Inc.	1,580	83,582
StoneX Group, Inc.*	630	46,765
Stratus Properties, Inc.*	1,100	47,388
Summit Financial Group, Inc.	2,091	53,509
Synovus Financial Corp.	5,615	275,135
Texas Capital Bancshares, Inc.*	7,715	442,147
Timberland Bancorp, Inc.	1,578	42,622
Tiptree, Inc.	10,430	134,026
Tompkins Financial Corp.	329	25,751
Towne Bank/Portsmouth VA	2,010	60,179
TriCo Bancshares	1,045	41,831
TriState Capital Holdings, Inc.*	2,375	78,921

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)
As of March 31, 2022 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIAL (Continued)
Trustmark Corp.	9,290	$282,323
Umpqua Holdings Corp.	21,094	397,833
United Bankshares, Inc.	10,232	356,892
United Community Banks, Inc.	13,072	454,906
United Fire Group, Inc.	6,510	202,266
Unity Bancorp, Inc.	1,193	33,380
Univest Financial Corp.	5,540	148,250
Unum Group	13,010	409,945
Valley National Bancorp	22,253	289,734
Veritex Holdings, Inc.	5,250	200,393
Virtus Investment Partners, Inc.	340	81,597
Walker & Dunlop, Inc.	3,649	472,254
Washington Federal, Inc.	18,380	603,232
Waterstone Financial, Inc.	3,414	66,027
Webster Financial Corp.	13,676	767,497
WesBanco, Inc.	11,601	398,610
Western New England Bancorp, Inc.	9,460	84,572
White Mountains Insurance Group Ltd.	185	210,204
Wintrust Financial Corp.	3,805	353,599
World Acceptance Corp.*	420	80,573
WSFS Financial Corp.	5,621	262,051
		46,369,256
INDUSTRIAL — 14.8%
AAR Corp.*	8,900	431,027
Acuity Brands, Inc.	820	155,226
Air Transport Services Group, Inc.*	1,840	61,548
Alamo Group, Inc.	120	17,255
Altra Industrial Motion Corp.	1,120	43,602
American Outdoor Brands, Inc.*	1,627	21,363
Apogee Enterprises, Inc.	3,730	177,026
ArcBest Corp.	8,050	648,025
Arcosa, Inc.	1,110	63,548
Ardmore Shipping Corp.*	6,320	28,440
Armstrong World Industries, Inc.	250	22,503
Astec Industries, Inc.	1,927	82,861
Atkore, Inc.*	2,715	267,265
Atlas Air Worldwide Holdings, Inc.*	8,285	715,575
Avnet, Inc.	7,116	288,838
AZZ, Inc.	1,200	57,888
Babcock & Wilcox Enterprises, Inc.*	4,630	37,781
Badger Meter, Inc.	255	25,426
Barnes Group, Inc.	7,290	292,985
Bel Fuse, Inc. - Class B	2,950	52,628
Benchmark Electronics, Inc.	10,280	257,411
Boise Cascade Co.	9,615	667,954
Brady Corp. - Class A	675	31,232
Builders FirstSource, Inc.*	7,118	459,396

	Number of Shares	Value
COMMON STOCKS (Continued)
INDUSTRIAL (Continued)
Cactus, Inc. - Class A	800	$45,392
Caesarstone Ltd.	2,850	29,982
Chart Industries, Inc.*	1,015	174,347
CIRCOR International, Inc.*	1,280	34,074
Colfax Corp.*	17,650	702,293
Columbus McKinnon Corp.	3,330	141,192
Comfort Systems USA, Inc.	1,020	90,790
Concrete Pumping Holdings, Inc.*	2,760	18,492
Core Molding Technologies, Inc.*	4,799	51,637
Cornerstone Building Brands, Inc.*	17,425	423,776
Costamare, Inc.	21,677	369,593
Covenant Logistics Group, Inc.	2,292	49,347
CTS Corp.	790	27,919
Curtiss-Wright Corp.	425	63,818
DHT Holdings, Inc.	31,330	181,714
Dorian LPG Ltd.	8,251	119,557
Ducommun, Inc.*	1,347	70,569
Dycom Industries, Inc.*	3,320	316,263
Eagle Bulk Shipping, Inc.	1,550	105,570
Eagle Materials, Inc.	155	19,896
Eastern Co.	700	16,303
Eastman Kodak Co.*	5,971	39,110
EMCOR Group, Inc.	1,320	148,672
Encore Wire Corp.	6,110	696,968
EnPro Industries, Inc.	4,745	463,729
ESCO Technologies, Inc.	2,140	149,629
Federal Signal Corp.	1,520	51,300
Fluor Corp.*	12,630	362,355
Fortress Transportation and Infrastructure Investors LLC	1,360	35,020
Forward Air Corp.	280	27,378
FreightCar America, Inc.*	6,230	36,819
Frontline Ltd./Bermuda*	6,920	60,896
Gates Industrial Corp. PLC*	5,370	80,872
GATX Corp.	8,215	1,013,156
Genco Shipping & Trading Ltd.	7,535	177,977
Gibraltar Industries, Inc.*	860	36,937
Granite Construction, Inc.	4,985	163,508
Great Lakes Dredge & Dock Corp.*	6,060	85,022
Greenbrier Cos., Inc.	7,885	406,156
Greif, Inc. - Class A	4,680	304,481
Griffon Corp.	8,080	161,842
Harsco Corp.*	4,010	49,082
Haynes International, Inc.	3,860	164,436
Heritage-Crystal Clean, Inc.*	2,120	62,773
Hexcel Corp.	990	58,875
Hillenbrand, Inc.	4,047	178,756

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)
As of March 31, 2022 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
INDUSTRIAL (Continued)
Hub Group, Inc. - Class A*	8,030	$619,996
Hurco Cos., Inc.	2,092	65,940
Hyster-Yale Materials Handling, Inc.	840	27,896
II-VI, Inc.*	1,250	90,613
Insteel Industries, Inc.	1,850	68,432
International Seaways, Inc.	2,396	43,224
JELD-WEN Holding, Inc.*	730	14,804
Kadant, Inc.	190	36,896
Kennametal, Inc.	3,480	99,563
Kimball Electronics, Inc.*	6,580	131,534
Kirby Corp.*	2,280	164,593
Knowles Corp.*	16,515	355,568
Kratos Defense & Security Solutions, Inc.*	1,830	37,478
L B Foster Co. - Class A*	1,840	28,281
Lindsay Corp.	250	39,253
Louisiana-Pacific Corp.	8,218	510,502
Marten Transport Ltd.	14,465	256,898
MasTec, Inc.*	2,130	185,523
Materion Corp.	3,430	294,088
Matson, Inc.	4,910	592,244
Matthews International Corp. - Class A	2,660	86,078
Mistras Group, Inc.*	3,650	24,127
Modine Manufacturing Co.*	13,512	121,743
Moog, Inc. - Class A	2,145	188,331
Mueller Industries, Inc.	5,090	275,725
Myers Industries, Inc.	2,050	44,280
MYR Group, Inc.*	3,525	331,491
NL Industries, Inc.	5,450	39,186
Nordic American Tankers Ltd.	17,900	38,127
Northwest Pipe Co.*	1,140	29,013
NV5 Global, Inc.*	480	63,984
nVent Electric PLC	4,145	144,163
O-I Glass, Inc.*	7,350	96,873
Olympic Steel, Inc.	4,299	165,340
Overseas Shipholding Group, Inc. - Class A*	9,780	20,440
PAM Transportation Services, Inc.*	7,064	245,474
Pangaea Logistics Solutions Ltd.	13,780	76,617
Plexus Corp.*	3,930	321,513
Powell Industries, Inc.	1,410	27,382
Primoris Services Corp.	2,820	67,172
Radiant Logistics, Inc.*	4,990	31,786
Regal Rexnord Corp.	5,620	836,144
Ryder System, Inc.	1,930	153,107
Ryerson Holding Corp.	11,215	392,749
Saia, Inc.*	395	96,309
Sanmina Corp.*	16,360	661,271
Schneider National, Inc. - Class B	4,220	107,610

	Number of Shares	Value
COMMON STOCKS (Continued)
INDUSTRIAL (Continued)
Scorpio Tankers, Inc.	8,204	$175,402
SFL Corp. Ltd.	3,130	31,863
Silgan Holdings, Inc.	810	37,446
SPX FLOW, Inc.	3,840	331,085
Standex International Corp.	910	90,927
Sterling Construction Co., Inc.*	5,900	158,120
Summit Materials, Inc. - Class A*	15,330	476,150
TD SYNNEX Corp.	1,500	154,815
Teekay Corp.*	5,680	18,006
Teekay Tankers Ltd. - Class A*	2,859	39,569
Terex Corp.	3,175	113,220
Thermon Group Holdings, Inc.*	5,570	90,234
Timken Co.	2,475	150,232
TimkenSteel Corp.*	5,414	118,458
TopBuild Corp.*	91	16,506
Tredegar Corp.	3,000	35,970
TriMas Corp.	4,910	157,562
Trinity Industries, Inc.	14,845	510,074
TTM Technologies, Inc.*	30,874	457,553
Tutor Perini Corp.*	3,940	42,552
U.S. Xpress Enterprises, Inc. - Class A*	3,455	13,405
UFP Industries, Inc.	7,350	567,126
Universal Logistics Holdings, Inc.	3,510	70,727
USA Truck, Inc.*	2,870	59,122
Vertex Energy, Inc.*	13,170	130,910
Vishay Intertechnology, Inc.	27,060	530,376
Vishay Precision Group, Inc.*	2,120	68,158
Watts Water Technologies, Inc. - Class A	580	80,962
Welbilt, Inc.*	3,035	72,081
Werner Enterprises, Inc.	7,330	300,530
Willis Lease Finance Corp.*	2,130	68,565
Worthington Industries, Inc.	1,276	65,599
XPO Logistics, Inc.*	3,240	235,872
		26,793,614
TECHNOLOGY — 3.7%
Alithya Group, Inc. - Class A*	9,220	$23,511
Allscripts Healthcare Solutions, Inc.*	18,030	406,036
Alpha & Omega Semiconductor Ltd.*	7,260	396,759
Amkor Technology, Inc.	45,400	986,088
Amtech Systems, Inc.*	1,920	19,315
Axcelis Technologies, Inc.*	1,720	129,912
CACI International, Inc. - Class A*	1,400	421,764
Cirrus Logic, Inc.*	360	30,524
Cohu, Inc.*	3,172	93,891
Computer Programs and Systems, Inc.*	890	30,661
Concentrix Corp.	1,595	265,663
Conduent, Inc.*	15,520	80,083

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)
As of March 31, 2022 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
INDUSTRIAL (Continued)
Digi International, Inc.*	4,485	$96,517
Diodes, Inc.*	3,945	343,176
Donnelley Financial Solutions, Inc.*	2,340	77,828
Ebix, Inc.	550	18,233
ExlService Holdings, Inc.*	410	58,741
FormFactor, Inc.*	840	35,305
Insight Enterprises, Inc.*	7,795	836,559
KBR, Inc.	2,250	123,142
Kulicke & Soffa Industries, Inc.	4,408	246,936
ManTech International Corp. - Class A	3,513	302,785
NetScout Systems, Inc.*	8,500	272,680
NextGen Healthcare, Inc.*	3,280	68,585
Onto Innovation, Inc.*	3,489	303,159
Parsons Corp.*	3,160	122,292
Photronics, Inc.*	22,025	373,764
Rambus, Inc.*	2,165	69,042
Richardson Electronics Ltd./United States	1,890	23,512
SMART Global Holdings, Inc.*	2,710	69,999
Stratasys Ltd.*	2,045	51,923
Super Micro Computer, Inc.*	4,080	155,326
TTEC Holdings, Inc.	200	16,504
Ultra Clean Holdings, Inc.*	1,060	44,933
Xperi Holding Corp.	9,199	159,327
		6,754,475
UTILITIES — 0.0%
Ormat Technologies, Inc.	710	58,099

TOTAL COMMON STOCKS
(Cost $110,018,413)		169,376,555

EXCHANGE-TRADED FUNDS — 1.8%
iShares Russell 2000 Value ETF	5,415	873,981
SPDR S&P Metals & Mining ETF	13,870	850,092
SPDR S&P Oil & Gas Equipment & Services ETF	5,859	439,659
SPDR S&P Regional Banking ETF	13,430	925,327
VanEck Oil Services ETF	920	259,946

TOTAL EXCHANGE-TRADED FUNDS
(Cost $2,102,121)		3,349,005

PREFERRED STOCKS — 0.1%
CONSUMER, CYCLICAL — 0.1%
Qurate Retail, Inc. 8.00%, 3/15/2031[1]	274	23,567
WESCO International, Inc. 10.63%[1,2,3]	5,008	147,385
		170,952

	Number of Shares	Value
PREFERRED STOCKS (Continued)
INDUSTRIAL — 0.0%
Steel Partners Holdings LP 6.00%, 2/7/2026[1]	1,855	$43,259

TOTAL PREFERRED STOCKS
(Cost $188,490)		214,211

MONEY MARKET INVESTMENTS — 4.3%
Federated Treasury Obligations Fund-Class Institutional, 0.14%[2,4]	500,000	500,000
UMB Money Market Fiduciary, 0.01%[2]	7,279,888	7,279,888

TOTAL MONEY MARKET INVESTMENTS
(Cost $7,779,888)		7,779,888

TOTAL INVESTMENTS — 99.7%
(Cost $120,088,912)		180,719,659

Other assets less liabilities — 0.3%		511,113

TOTAL NET ASSETS — 100.0%		$181,230,772

LLC – Limited Liability Company

LP – Limited Partnership

PLC – Public Limited Company

*	Non-income producing security.

[1]	Callable.

[2]	Variable rate security; the rate shown represents the rate at March 31, 2022.

[3]	Perpetual security; maturity date is not applicable.

[4]	All or a portion of this security is segregated as collateral for options contracts. The total value of these securities is $500,000 March 31, 2022.

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund

SUMMARY OF INVESTMENTS
As of March 31, 2022 (Unaudited)

Security Type/Industry	Percent of Total Net Assets
Common Stocks
Banks	15.2%
Oil & Gas	11.5%
Retail	7.3%
Commercial Services	4.7%
Insurance	4.0%
Transportation	3.3%
Diversified Financial Services	3.3%
Chemicals	3.0%
Savings & Loans	2.3%
Electronics	2.1%
Mining	2.1%
Distribution/Wholesale	2.1%
Iron/Steel	2.1%
Building Materials	2.0%
Semiconductors	1.7%
Oil & Gas Services	1.7%
Food	1.6%
Coal	1.6%
Home Builders	1.5%
Computers	1.2%
Engineering & Construction	1.2%
Miscellaneous Manufacturing	1.1%
Healthcare-Services	1.1%
Machinery-Diversified	1.1%
Media	1.1%
Real Estate	0.9%
Trucking & Leasing	0.8%
Metal Fabricate/Hardware	0.8%
Software	0.8%
Auto Parts & Equipment	0.7%
Pipelines	0.7%
Telecommunications	0.7%
Aerospace/Defense	0.6%
Agriculture	0.6%
Apparel	0.6%
Pharmaceuticals	0.6%
Hand/Machine Tools	0.6%
Healthcare-Products	0.5%
Electrical Components & Equipment	0.5%
Entertainment	0.5%
Household Products/Wares	0.5%
Airlines	0.5%
Energy-Alternate Sources	0.4%
Packaging & Containers	0.4%
Forest Products & Paper	0.3%
Leisure Time	0.3%
Lodging	0.2%
Home Furnishings	0.2%
Auto Manufacturers	0.2%
Machinery-Construction & Mining	0.1%
Internet	0.1%
Environmental Control	0.1%
Cosmetics/Personal Care	0.1%
Advertising	0.1%
Office Furnishings	0.1%
Textiles	0.1%
Biotechnology	0.0%[1]
Beverages	0.0%[1]
Electric	0.0%[1]
Housewares	0.0%[1]
Investment Companies	0.0%[1]
Total Common Stocks	93.5%
Preferred Stocks	0.1%
Distribution/Wholesale	0.1%
Metal Fabricate/Hardware	0.0%[1]
Retail	0.0%[1]
Total Preferred Stocks	0.1%
Exchange-Traded Funds	1.8%
Money Market Investments	4.3%
Total Investments	99.7%
Other assets less liabilities	0.3%
Total Net Assets	100.0%

[1]	Resulted in less than 0.05% per industry.

See accompanying Notes to Financial Statements.

Vericimetry Funds

Vericimetry U.S. Small Cap Value Fund

STATEMENT OF ASSETS AND LIABILITIES
As of March 31, 2022 (Unaudited)

ASSETS:
Investments in securities, at value (cost $120,088,912)	$180,719,659
Cash held at broker	487,323
Cash	115
Receivables:
Securities sold	1,092,168
Dividends and interest	99,734
Prepaid expenses and other assets	22,753
Total assets	182,421,752

LIABILITIES:
Payables:
Securities purchased	1,055,701
Fund shares redeemed	20,000
Due to Trustees	4,338
Due to Adviser	68,603
Fund accounting and administration fees and expenses	12,425
Transfer agent fees	9,560
Custody fees	6,840
Accrued other expenses	13,513
Total liabilities	1,190,980

NET ASSETS	$181,230,772

COMPONENTS OF NET ASSETS:
Paid-in capital	$113,103,670
Total distributable earnings	68,127,102
NET ASSETS	$181,230,772

Shares outstanding, no par value (unlimited shares authorized)	8,773,853

Net asset value, offering and redemption price per share	$20.66

See accompanying Notes to Financial Statements.

Vericimetry Funds

Vericimetry U.S. Small Cap Value Fund

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED MARCH 31, 2022 (UNAUDITED)

INVESTMENT INCOME
Income
Dividends (net of foreign withholding taxes of $394)	$1,412,989
Securities lending income	5,126
Interest	489
Total investment Income	1,418,604

Expenses
Investment advisory fees	437,483
Fund accounting and administration fees and expenses	37,461
Custody fees	24,797
Registration fees	23,654
Professional fees	19,898
Transfer agent fees	19,023
Trustees’ fees and expenses	4,338
Shareholder reporting fees	3,983
Insurance fees	3,279
Miscellaneous expenses	1,413
Total expenses	575,329
Fees waived/expenses reimbursed by the Adviser	(50,349)
Net expenses	524,980
Net investment income	893,624

Net Realized and Unrealized Gain on Investments and Options Contracts
Net realized gain (loss) on:
Investments	10,366,713
Purchased options contracts	(316,142)
Net realized gain	10,050,571
Net change in unrealized appreciation/depreciation on investments	(865,629)
Net realized and unrealized gain on investments and options contracts	9,184,942

Net Increase in Net Assets from Operations	$10,078,566

See accompanying Notes to Financial Statements.

Vericimetry Funds

Vericimetry U.S. Small Cap Value Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended March 31, 2022 (Unaudited)	For the Year Ended September 30, 2021
INCREASE (DECREASE) IN NET ASSETS FROM:
Operations
Net investment income	$893,624	$1,259,765
Net realized gain on investments, purchased options contracts and written options contracts	10,050,571	28,310,230
Net change in unrealized appreciation/depreciation on investments	(865,629)	43,645,685
Net increase in net assets resulting from operations	10,078,566	73,215,680

Distributions to Shareholders	$(27,771,015)	$(1,441,941)

Capital Transactions
Proceeds from shares issued	23,666,633	10,617,739
Reinvestment of distributions	27,736,335	1,439,857
Cost of shares redeemed	(12,668,015)	(33,738,468)
Net increase (decrease) resulting from capital transactions	38,734,953	(21,680,872)

Total increase in net assets	21,042,504	50,092,867

Net Assets:
Beginning of period	160,188,268	110,095,401
End of period	$181,230,772	$160,188,268

Capital Share Activity
Shares issued	1,041,928	503,807
Shares reinvested	1,397,872	70,855
Shares redeemed	(597,173)	(1,687,900)
Net increase (decrease) in capital shares	1,842,627	(1,113,238)

See accompanying Notes to Financial Statements.

Vericimetry Funds

Vericimetry U.S. Small Cap Value Fund

Financial Highlights

For a capital share outstanding throughout each period
	For the Six Months Ended March 31, 2022 (Unaudited)	For the Year Ended September 30, 2021	For the Year Ended September 30, 2020	For the Year Ended September 30, 2019	For the Year Ended September 30, 2018	For the Year Ended September 30, 2017
Net asset value, beginning of period	$23.11	$13.69	$16.56	$21.14	$19.69	$16.64
Income (Loss) from Investment Operations:
Net investment income	0.11	0.18	0.16	0.17	0.15	0.12
Net realized and unrealized gain (loss) on investments	1.24	9.44	(2.61)	(2.92)	1.54	3.04
Total from investment operations	1.35	9.62	(2.45)	(2.75)	1.69	3.16

Less Distributions:
From net investment income	(0.10)	(0.20)	(0.19)	(0.15)	(0.16)	(0.11)
From net realized gain	(3.70)	—	(0.23)	(1.68)	(0.08)	—
Total distributions	(3.80)	(0.20)	(0.42)	(1.83)	(0.24)	(0.11)

Net asset value, end of period	$20.66	$23.11	$13.69	$16.56	$21.14	$19.69

Total return	6.54%[1]	70.44%	(15.24)%	(12.70)%	8.62%	19.06%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$181,231	$160,188	$110,095	$182,450	$303,020	$301,760

Ratio of expenses to average net assets (including interest expense)
Before fees reimbursed by the Adviser	0.66%[2]	0.67%	0.76%[3]	0.67%[4]	0.65%[4]	0.66%
After fees reimbursed by the Adviser	0.60%[2]	0.60%	0.63%[3]	0.60%[4]	0.60%[4]	0.60%
Ratio of net investment income to average net assets (including interest expense)
Before fees reimbursed by the Adviser	0.96%[2]	0.77%	0.93%	0.86%	0.69%	0.58%
After fees reimbursed by the Adviser	1.02%[2]	0.84%	1.06%	0.93%	0.74%	0.64%

Portfolio turnover rate	36%[1]	72%	69%	47%	46%	42%

[1]	Not annualized.

[2]	Annualized.

[3]	If litigation expenses had been excluded, the expense ratios would have been lowered by 0.03% for the year end September 30, 2020.

[4]	Ratio of interest expense to average net assets was less than 0.005%.

See accompanying Notes to Financial Statements.

Vericimetry Funds

Notes to Financial Statements

As of March 31, 2022 (Unaudited)

1. Organization

Vericimetry Funds (the “Trust”), a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust consists of one diversified series of shares: the Vericimetry U.S. Small Cap Value Fund (the “Fund”). The Fund’s investment objective is to achieve long-term capital appreciation. The Fund commenced operations on December 27, 2011.

2. Significant Accounting Policies

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”), Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) for investment companies. The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses. Actual results may differ from those estimates and disclosure of contingent assets and liabilities.

(a)

Investment Valuation – Investments in securities traded on a national securities exchange, including common stocks, preferred stocks, exchange-traded funds and rights, are valued at the last reported sales price on the day of valuation. Securities traded on the Nasdaq National Market are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale or NOCP, the value of such securities will be at the mean between the most recent quoted bid and ask prices. Purchased options and other when-issued securities will follow the same pricing methods as the applicable equity securities. Debt securities are valued on the basis of bid-side prices. Money market investments are valued at their traded net asset value. Short-term investments may be valued at amortized cost, when it approximates fair value. If amortized cost does not approximate fair value, short-term securities are reported at fair value. Securities for which market quotations are not readily available are valued at their estimated fair value as determined in good faith by Vericimetry Advisors LLC (the “Adviser”) under procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees (the “Board”).

Under GAAP, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels and described below:

Level 1 –

quoted prices in active markets for identical securities that the Fund has the ability to access. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 –

other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Quoted prices for identical or similar assets in markets that are not active. Inputs that are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement to a Level 3 measurement.

Level 3 –	significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

Vericimetry Funds

NOTES TO FINANCIAL STATEMENTS (Continued)
As of March 31, 2022 (Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the fair values of the Fund’s investments in each category as of March 31, 2022:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks
Basic Materials	$13,570,180	$—	$—	$13,570,180
Communications	3,570,629	—	—	3,570,629
Consumer, Cyclical	25,840,331	—	—	25,840,331
Consumer, Non-Cyclical	17,717,349	—	—	17,717,349
Energy	28,702,622	—	—	28,702,622
Financial	46,369,256	—	—	46,369,256
Industrial	26,793,614	—	—	26,793,614
Technology	6,754,475	—	—	6,754,475
Utilities	58,099	—	—	58,099
Exchange-Traded Funds	3,349,005	—	—	3,349,005
Preferred Stocks
Consumer, Cyclical	170,952	—	—	170,952
Industrial	43,259			43,259
Money Market Investments	7,779,888	—	—	7,779,888
Total Investments in Securities	$180,719,659	$—	$—	$180,719,659

There were no transfers into or out of Level 3 during the reporting period.

(b)

Investment Transactions, Investment Income and Expenses – Investment transactions are recorded on trade date for financial reporting purposes. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. Securities gains and losses are calculated based on highest cost, long-term holdings. Interest income is recognized on an accrual basis and includes, where applicable, the amortization or accretion of premium or discount over the life of the security. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

(c)

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund. The Fund may utilize earnings and profits on redemption of shares as part of the dividends paid deduction.

GAAP requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing the Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

Vericimetry Funds

NOTES TO FINANCIAL STATEMENTS (Continued)
As of March 31, 2022 (Unaudited)

GAAP requires management of the Fund to analyze all open tax years (for the Fund, tax years 2018-2021), as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the six months ended March 31, 2022, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(d)

Distributions to Shareholders – The Fund declares and pays dividends at least annually from net investment income and from net realized gains, if any. Distributions to shareholders are recorded on ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

(e)

Securities Lending – The Fund is authorized to lend a portion of its portfolio securities (up to a maximum value of one-third of the Fund’s total asset value) for the purpose of seeking to earn additional income net of fees. The Fund may pay reasonable administrative and custodial fees in connection with any such loan. A principal risk in lending portfolio securities, as with other extensions of credit, is the possible loss of rights in the collateral should the borrower fail financially. In addition, the Fund may be exposed to the risk that the sale of any collateral realized will not yield proceeds sufficient to replace the loaned securities. In determining whether to lend securities to a particular borrower, all relevant facts and circumstances are considered, including the creditworthiness of the borrower. The loans are made only to firms deemed to be of good standing, and when the consideration that can be earned from securities’ loans of this type justifies the attendant risk. All loans are required to be secured continuously by collateral in cash, cash equivalents (negotiable certificates of deposit, bankers acceptances or letters of credit), or securities of the U.S. Government or its agencies maintained on a current basis at an amount at least equal to 102% of the current value of the securities loaned for domestic U.S. securities (excluding Government Securities as defined below), and 105% of the current value of foreign equity loaned securities. Securities issued or guaranteed by the United States Government or its federal agencies or instrumentalities (“Government Securities”) may be maintained at 100% of current value. Collateral is received and maintained by the Fund’s securities lending agent concurrent with delivery of the loaned securities and kept in a segregated account or designated on the records of the custodian for the benefit of the Fund. The Fund will have the right to call a loan and obtain the securities loaned at any time on five days’ notice. While securities are on loan, the borrower will pay the Fund any income from the securities. Gain or loss in the value of securities loaned that may occur while the securities are on loan will be for the account of the Fund.

The Fund may invest any cash collateral in portfolio securities and earn additional income or receive an agreed-upon amount of income from a borrower who has delivered equivalent collateral. Any such investment of cash collateral will subject the Fund to the related investment risks. The Fund will not have the right to vote on any securities having voting rights during the existence of the loan. However, the Fund will have the right to regain record ownership of loaned securities in order to exercise ownership rights such as voting rights, subscription rights and rights to dividends, interest or distributions.

At March 31, 2022, no securities were on loan by the Fund.

(f)

Option Contracts – An option is an agreement whereby for a premium or fee, one party gains the right to buy (or sell) the underlying asset from the other party at a specified price on or after a specified date. The Fund may lose the value of the premium paid if the underlying asset does not change in price sufficiently and the Fund chooses not to exercise the option before it expires. The Fund may buy options on individual equities as a potentially cost effective way to gain exposure to these securities and possibly acquire or dispose of the underlying securities. The Fund may buy options on equity indexes or their ETF equivalents as a potentially cost-effective way to gain exposure to these indexes. The Fund held no option contracts as of March 31, 2022.

(g)

Asset Coverage for Options Positions – The Fund is required to deposit and maintain margin with respect to its futures and options positions. Such margin deposits will vary depending on the nature of the underlying instrument (and the related initial margin requirements), the current market value of the instrument and other positions held by the Fund. The Fund will hold liquid assets or enter into transactions to cover the underlying obligation or set aside in a segregated account at the Fund’s custodian liquid assets, such as cash, U.S. Government securities or other high grade liquid debt obligations equal in value to the amount due on the underlying obligation. Such segregated assets will be marked-to-market daily, and additional assets will be placed in the segregated account whenever the total value of the segregated account falls below the amount due on the underlying obligation. The amount of such collateral as of March 31, 2022 is denoted in the Fund’s Schedule of Investments.

(h)

GAAP requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position, performance and cash flows. As of March 31, 2022, the Fund had no open derivative instruments and therefore there was no impact to the Statement of Assets and Liabilities. The limited use of derivatives

Vericimetry Funds

NOTES TO FINANCIAL STATEMENTS (Continued)
As of March 31, 2022 (Unaudited)

by the Fund during the six months ended March 31, 2022 was related to purchased equity and index options which resulted in a net realized loss of $316,142 which is reflected on the Statement of Operations. The Fund had purchased option transactions during the six months ended March 31, 2022, however, due to the timing of these transactions, the average monthly notional amount for the Fund was $0.

For the six months ended March 31, 2022, the Fund’s purchases and sales of purchased option contracts were as follows:

Purchases	Sales
$745,882	$429,740

For the six months ended March 31, 2022, the Fund had no written option transactions.

(i)

GAAP requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance requires retrospective application for all comparative periods presented. Management has evaluated the impact on the financial statement disclosures and determined that there is no effect. As there are no master netting arrangements relating to the Fund’s participation in securities lending, and all amounts related to securities lending are presented gross on the Fund’s Statement of Assets and Liabilities, no additional disclosures have been made on behalf of the Fund. Please reference Note 2(e) for additional disclosures related to securities lending, including collateral related to securities on loan. There are no master netting arrangements relating to the Fund’s use of option contracts.

3. Investment Advisory and Other Agreements

The Fund has entered into an Investment Advisory Agreement with the Adviser, pursuant to which the Adviser provides general investment advisory services for the Fund. For providing these services, the Adviser receives a fee from the Fund, accrued daily and paid monthly, at an annual rate equal to 0.50% of the Fund’s average daily net assets. However, the Adviser has contractually agreed through an Expense Limitation Agreement to waive its management fee or reimburse the Fund so that its total annual operating expenses (excluding non-operating costs, which includes but is not limited to taxes, interest, acquired fund fees and expenses, litigation, extraordinary expenses, and brokerage and other transaction expenses relating to the purchase or sale of portfolio investments) do not exceed 0.60% of the Fund’s average daily net assets through January 31, 2023. For the six months ended March 31, 2022, the Fund accrued $437,483 in advisory fees under the Investment Advisory Agreement. Over the same time period, the Adviser waived fees and reimbursed expenses in the amount of $50,349.

Under the terms of the Expense Limitation Agreement, if at any time the expenses of the Fund are less than the expense limitation, the Adviser retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed within the prior three years, to the extent that such reimbursement will not cause the Fund’s annualized expenses to exceed 0.60% of its average net assets on an annualized basis, or the expense limitation in place at time of waiver or reimbursement. The Fund is not obligated to reimburse the Adviser for fees previously waived or expenses previously assumed by the Adviser more than three years before the date of such reimbursement. All such reimbursements are contingent upon Board review and approval. As of March 31, 2022, reimbursements that may potentially be made by the Fund to the Adviser total $510,034, which expire as follows:

September 30, 2022	$163,798
September 30, 2023	$183,816
September 30, 2024	$112,071
September 30, 2025	$50,349

UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and administrator; UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian. Amounts paid to UMBFS and its affiliates by the Fund are reflected on the Statement of Operations.

Certain officers and a Trustee of the Trust are also officers of the Adviser and/or an employee of UMBFS. Such persons are not compensated by the Fund for the services they provide to the Fund.

Vericimetry Funds

NOTES TO FINANCIAL STATEMENTS (Continued)
As of March 31, 2022 (Unaudited)

4. Federal Income Tax Information

At September 30, 2021, gross unrealized appreciation and depreciation on investments owned by the Fund, based on cost for federal income tax purposes were as follows:

Cost of Investments	$103,931,871
Gross Unrealized Appreciation	$61,818,904
Gross Unrealized Depreciation	(2,144,895)
Net Unrealized Appreciation	$59,674,009

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of September 30, 2021, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	$7,785,353
Undistributed Long-term Gains	18,366,006
Other Accumulated Losses	$(5,817)
Unrealized Appreciation on Investments	59,674,009
Total Distributable Earnings	$85,819,551

The tax character of distributions paid during the fiscal years ended September 30, 2021 and September 30, 2020 were as follows:

	September 30, 2021	September 30, 2020
Distributions Paid From:
Ordinary Income	$1,441,941	$1,789,630
Long-term Capital Gains	—	2,436,092
Total Distributions	$1,441,941	$4,225,722

During the fiscal year ended September 30, 2021, the Fund utilized $621,899 of short-term non-expiring capital loss carry forwards.

5. Investment Transactions

For the six months ended March 31, 2022, the Fund’s purchases and sales of investments, excluding short-term investments, were as follows:

Purchases	Sales
$ 71,172,881	$ 59,193,290

6. Control Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of the Fund creates presumption of control of the Fund, under Section 2(a) 9 of the 1940 Act. As of March 31, 2022, TD Ameritrade, holding shares for the benefit of others in nominee name, held approximately 84.3% of the voting securities of the Fund

Vericimetry Funds

NOTES TO FINANCIAL STATEMENTS (Continued)
As of March 31, 2022 (Unaudited)

7. Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

8. Events Subsequent to the Fiscal Period End

The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. There were no subsequent events or transactions that occurred that materially impacted the amounts or disclosures in the Fund’s financial statements, through the date of issuance of these financial statements.

Vericimetry Funds

Expense Example

For Thr Six Months Ended March 31, 2022 (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2021 through March 31, 2022 (the “period”).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 equals 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing the ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs could have been higher.

Expenses Paid During the Period

	Beginning account value October 1, 2021	Ending account value March 31, 2022	Expenses paid during the period ended March 31, 2022*
Actual Example	$ 1,000.00	$ 1,065.40	$ 3.09
Hypothetical Example, assuming a 5% return before expenses	1,000.00	1,022.01	3.03

*	Expenses are equal to the Fund’s annualized expense ratio of 0.60% multiplied by the average account value over the period, multiplied by 182/365 (to reflect the six month period).

Vericimetry Funds

Other Information (Unaudited)

Proxy Voting

The Fund’s proxy voting guidelines and a record of the Vericimetry U.S. Small Cap Value Fund’s proxy votes for the year ended June 30 are available without charge, upon request, by calling 1-855-755-7550 and on the Securities and Exchange Commission’s website at www.sec.gov.

Quarterly Holdings

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at http://www.sec.gov.

A list of the Fund’s quarter-end holdings is also available at www.vericimetryfunds.com and upon request on or about 80 days following each quarter and remains available on the website until the list is updated in the subsequent quarter.

Risk Disclosures

Economic, political, and issuer specific events may cause the value of securities to rise or fall. Because the value of your investment in the Fund will fluctuate, there is the risk that you will lose money. Securities of small and microcap companies are often less liquid, more volatile and they may have more limited resources. Value stocks may perform differently from the market as a whole and may underperform equity funds that use other investment strategies. The investment strategies, practices and risk analysis used by the Adviser may not produce the desired results.

The recent global outbreak of COVID-19 has disrupted economies and markets, and the prolonged duration and economic impact is uncertain. These events can have a significant impact to the Fund’s operations and performance.

Liquidity Risk Management Program

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Trust, on behalf of the series of the Trust covered by this shareholder report (the “Fund”), has adopted a liquidity risk management program (the “Program”) to govern the Trust’s approach to managing liquidity risk. Rule 22e-4 seeks to promote effective liquidity risk management, thereby reducing the risk that a fund will be unable to meet its redemption obligations and mitigating dilution of the interests of fund shareholders. The Trust’s liquidity risk management program is tailored to reflect the Fund’s particular risks, but not to eliminate all adverse impacts of liquidity risk, which would be incompatible with the nature of the Fund.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

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Vericimetry U.S. Small Cap Value Fund

www.vericimetryfunds.com

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable to semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable to semi-annual reports.

Item 4. Principal Accountant Fees and Services

Not applicable to semi-annual reports.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

(a) The schedule of investments in securities in unaffiliated issuers is included as part of the report to shareholders filed under Item 1(a).

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submissions of Matters to a Vote of Security Holders

As of the end of the period covered by this report, the Registrant had not adopted any procedures by which shareholders may recommend nominees to the Registrant’s board of trustees.

Item 11. Controls and Procedures.

(a) The registrant's certifying officer has concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-2 under the Investment Company Act of 1940 (the "Act")) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-2 under the Act, based on his evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) Code of Ethics – Not applicable to semi-annual reports.

(a)(2) Certification for the principal executive and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2(a)) – Filed as an attachment to this filing.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) – Filed as an attachment to this filing.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Vericimetry Funds

By:	/s/ Mendel Fygenson
Dr. Mendel Fygenson
President

Date:	June 6, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the dates indicated.

Vericimetry Funds

By:	/s/ Mendel Fygenson
Dr. Mendel Fygenson
President

Date:	June 6, 2022

By:	/s/ Michael Thill
Michael Thill
Treasurer

Date:	June 6, 2022